Document and Entity Information	12 Months Ended
Dec. 31, 2017
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Type	S-4
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer